SCHEDULE OF RELATED PARTY (Details) - Kukugan Invest [Member] - USD ($)		6 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accounts payable to related parties		$ 8,155		$ 19,383
Amount due to a related party		348,543
Sales of service to related parties		774,924	$ 477,108
Successor [Member]
TTP Limited
Successor [Member] | Related Party [Member]
Accounts payable to related parties		8,155
Mr. Kaszychi
Sales of service to related parties		111,245
Purchase of service from related parties		62,826
Interest accrued from related parties
Interest accrued to related parties		3,765
Predecessor [Member]
TTP Limited			128,364
Predecessor [Member] | Related Party [Member]
Accounts payable to related parties				19,383
Mr. Kaszychi				8
Sales of service to related parties			467,721
Purchase of service from related parties			36,563
Interest accrued from related parties			1,559
Interest accrued to related parties			13,662
Hubert Kowalski [Member]
Accounts payable to related parties		8,155
Hubert Kowalski [Member] | Successor [Member]
Purchase of service from related parties		41,223
Hubert Kowalski [Member] | Predecessor [Member]
Purchase of service from related parties
TTP LImited [Member]
Accounts payable to related parties				19,130
TTP LImited [Member] | Successor [Member]
Purchase of service from related parties		20,277
TTP Limited
TTP LImited [Member] | Predecessor [Member]
Purchase of service from related parties			12,297
TTP Limited			128,364
Santochi Co [Member]
Accounts payable to related parties				253
Santochi Co [Member] | Successor [Member]
Purchase of service from related parties
Santochi Co [Member] | Predecessor [Member]
Purchase of service from related parties			24,266
Mr. Kaszychi [Member]
Mr. Kaszychi				8
Handsfull [Member]
Amount due to a related party		299,142
Handsfull [Member] | Successor [Member]
Interest accrued to related parties		3,398
Handsfull [Member] | Predecessor [Member]
Interest accrued to related parties
Mr Lin [Member]
Amount due to a related party		49,401
Mr Lin [Member] | Successor [Member]
Interest accrued to related parties		367
Mr Lin [Member] | Predecessor [Member]
Interest accrued to related parties
GPASA [Member] | Successor [Member]
Sales of service to related parties		90,369
GPASA [Member] | Predecessor [Member]
Sales of service to related parties			389,401
WKM Ltd [Member] | Successor [Member]
Sales of service to related parties		20,876
Interest accrued from related parties
WKM Ltd [Member] | Predecessor [Member]
Sales of service to related parties
Interest accrued from related parties			1,542
Mobilum Tech UAB [Member] | Successor [Member]
Sales of service to related parties
Mobilum Tech UAB [Member] | Predecessor [Member]
Sales of service to related parties			78,320
Kogom Ltd [Member] | Successor [Member]
Purchase of service from related parties		1,326
Kogom Ltd [Member] | Predecessor [Member]
Purchase of service from related parties
WKM2 [Member] | Successor [Member]
Interest accrued from related parties
WKM2 [Member] | Predecessor [Member]
Interest accrued from related parties			17
Mr Kaszycki [Member] | Successor [Member]
Interest accrued to related parties
Mr Kaszycki [Member] | Predecessor [Member]
Interest accrued to related parties			$ 13,662